SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jul. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of property and equipment depreciation and amortization period
Buildings and improvements	18-40 years
Improvements to leased property	3-40 years
Fixtures and equipment	7-12 years
Other	3-5 years

Schedule of financial assets measured at fair value on recurring basis
	Fair value measurements at reporting date using
Description	July 31, 2015	Level 1	Level 2	Level 3	July 31, 2014	Level 1	Level 2	Level 3
Assets:
Marketable securities -
available-for-sale	$1,461,504	$1,461,504	$–	$–	$1,354,213	$1,354,213	$–	$–

Schedule of investments measured at fair value
		Unfunded	Redemption Frequency
July 31, 2015	Fair Value	Commitments	(if currently eligible)	Redemption Notice Period
First Eagle Global CL I	$271,462	n/a	Daily	None
Parnasus Core Equity Investor CL	$305,626	n/a	Daily	None
Columbia Flexible CAP Income CL A	$271,076	n/a	Daily	None

		Unfunded	Redemption Frequency
July 31, 2014	Fair Value	Commitments	(if currently eligible)	Redemption Notice Period
First Eagle Global CL I	$273,000	n/a	Daily	None
Parnasus Core Equity Investor CL	$277,571	n/a	Daily	None
Transamerica Tactical Income CL A	$269,649	n/a	Daily	None